Schedule of revenue recognized from service provided and the performance obligations (Details)	Dec. 31, 2025 USD ($)		Dec. 31, 2025 SGD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations, Years	0 years		0 years
Remaining performance obligations	$ 572,178		$ 735,764
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-12-31 | Third Party Licenses [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	210,144	[1]	270,226	[1]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-12-31 | Subscription of No Code Platform And Mobile Application [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	17,879	[2]	22,990	[2]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-12-31 | Services and License Support [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 344,155	[3]	$ 442,548	[3]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations, Years	1 year		1 year
Remaining performance obligations	$ 501,964		$ 645,476
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Third Party Licenses [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	188,494	[1]	242,386	[1]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Subscription of No Code Platform And Mobile Application [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	17,879	[2]	22,990	[2]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Services and License Support [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 295,591	[3]	$ 380,100	[3]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations, Years	1 year		1 year
Remaining performance obligations	$ 70,214		$ 90,288
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Third Party Licenses [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	21,650	[1]	27,840	[1]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Subscription of No Code Platform And Mobile Application [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations		[2]		[2]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Services and License Support [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 48,564	[3]	$ 62,448	[3]

[1]	Advances from customers but packaged subscription, license, software or hardware for solution have not delivered to customer yet as of December 31, 2025.
[2]	The remaining subscription period of No-Code platform and mobile application sold as of December 31, 2025 .
[3]	The remaining performance obligations for professional services or support pursuant to services or support contracts have yet to be rendered pursuant to the ongoing projects.